Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Natural Resources Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Natural Resources Fund
Class Name	Fidelity® Natural Resources Fund
Trading Symbol	FNARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 648,226,804
Holdings Count | shares	38
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$648,226,804
Number of Holdings	38
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 70.1 Metals & Mining 18.0 Containers & Packaging 6.3 Energy Equipment & Services 4.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 58.8 Canada 29.5 Portugal 4.8 Zambia 2.5 United Kingdom 1.8 Brazil 1.6 Ghana 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 22.5 Imperial Oil Ltd 8.9 Shell PLC ADR 8.3 MEG Energy Corp 5.6 Valero Energy Corp 4.9 Galp Energia SGPS SA 4.8 Phillips 66 3.4 Athabasca Oil Corp 3.1 Agnico Eagle Mines Ltd (United States) 2.8 Freeport-McMoRan Inc 2.7 67.0
Select Utilities Portfolio
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Utilities Portfolio
Trading Symbol	FSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Utilities Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 38	0.67%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.67%
Net Assets	$ 1,538,756,649
Holdings Count | shares	31
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,538,756,649
Number of Holdings	31
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 62.2 Multi-Utilities 25.2 Independent Power and Renewable Electricity Producers 9.5 Gas Utilities 2.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 13.0 Sempra 7.1 PG&E Corp 6.3 Edison International 6.0 American Electric Power Co Inc 5.4 Public Service Enterprise Group Inc 5.3 Entergy Corp 4.8 Constellation Energy Corp 4.8 Eversource Energy 4.5 FirstEnergy Corp 4.2 61.4
Fidelity Advisor Consumer Staples Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class Z
Trading Symbol	FIJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Fidelity Advisor Consumer Staples Fund - Class M
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class M
Trading Symbol	FDTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.22%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Fidelity Advisor Gold Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class Z
Trading Symbol	FIJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.60%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.60%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Fidelity Advisor Gold Fund - Class I
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class I
Trading Symbol	FGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.72%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.72%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Fidelity Advisor Consumer Staples Fund - Class C
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class C
Trading Symbol	FDCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.72%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.72%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Select Software and IT Services Portfolio
Shareholder Report [Line Items]
Fund Name	Software and IT Services Portfolio
Class Name	Software and IT Services Portfolio
Trading Symbol	FSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 10,347,141,434
Holdings Count | shares	50
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,347,141,434
Number of Holdings	50
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 71.9 IT Services 15.5 Financial Services 5.2 Interactive Media & Services 3.6 Professional Services 1.1 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 Ireland 2.7 France 1.4 Canada 0.5 Netherlands 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 25.0 Adobe Inc 8.1 Salesforce Inc 7.3 Autodesk Inc 3.1 Workday Inc Class A 2.9 Palo Alto Networks Inc 2.8 Accenture PLC Class A 2.7 Oracle Corp 2.4 Alphabet Inc Class A 2.2 Atlassian Corp Class A 2.1 58.6
Fidelity Advisor Materials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class M
Trading Symbol	FMFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Select Telecommunications Portfolio
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Telecommunications Portfolio
Trading Symbol	FSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Fidelity Advisor Communication Services Fund - Class M
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class M
Trading Symbol	FGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Fidelity Advisor Materials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class Z
Trading Symbol	FIJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Fidelity Advisor Communication Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class Z
Trading Symbol	FGKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Select Industrials Portfolio
Shareholder Report [Line Items]
Fund Name	Industrials Portfolio
Class Name	Industrials Portfolio
Trading Symbol	FCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Industrials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 591,125,639
Holdings Count | shares	51
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$591,125,639
Number of Holdings	51
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 19.6 Ground Transportation 13.2 Electrical Equipment 12.8 Building Products 11.5 Trading Companies & Distributors 5.7 Construction & Engineering 3.8 Professional Services 3.4 Commercial Services & Supplies 3.2 Others 3.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.4 Union Pacific Corp 5.1 Howmet Aerospace Inc 4.7 Parker-Hannifin Corp 4.3 Ingersoll Rand Inc 4.3 Trane Technologies PLC 4.1 TransDigm Group Inc 3.9 Boeing Co 3.8 GE Vernova Inc 3.4 Eaton Corp PLC 3.3 43.3
Select Banking Portfolio
Shareholder Report [Line Items]
Fund Name	Banking Portfolio
Class Name	Banking Portfolio
Trading Symbol	FSRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Banking Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 40	0.71%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%
Net Assets	$ 439,247,104
Holdings Count | shares	37
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$439,247,104
Number of Holdings	37
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 97.6 Capital Markets 2.5 Financial Services 0.0 Consumer Finance 0.0 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.9 Puerto Rico 5.1 Cyprus 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 7.5 Bank of America Corp 6.8 M&T Bank Corp 6.2 Citigroup Inc 5.6 US Bancorp 5.4 PNC Financial Services Group Inc/The 5.3 Popular Inc 5.1 KeyCorp 4.0 Heartland Financial USA Inc 3.5 Huntington Bancshares Inc/OH 3.4 52.8
Fidelity Advisor Telecommunications Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class Z
Trading Symbol	FIJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Fidelity Advisor Gold Fund - Class M
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class M
Trading Symbol	FGDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.22%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.22%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Select FinTech Portfolio
Shareholder Report [Line Items]
Fund Name	FinTech Portfolio
Class Name	FinTech Portfolio
Trading Symbol	FSVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about FinTech Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 98,348,487
Holdings Count | shares	25
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$98,348,487
Number of Holdings	25
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 61.9 Consumer Finance 20.9 Software 12.3 IT Services 4.8 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Netherlands 4.8 Canada 4.8 Brazil 0.5 United Kingdom 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 12.7 American Express Co 12.1 Visa Inc Class A 11.7 Intuit Inc 11.1 Discover Financial Services 4.9 Fidelity National Information Services Inc 4.9 Fiserv Inc 4.9 Adyen NV 4.8 Shopify Inc Class A (United States) 4.8 Corpay Inc 4.8 76.7
Select Gold Portfolio
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Gold Portfolio
Trading Symbol	FSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 42	0.68%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.68%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Fidelity Advisor Materials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class I
Trading Symbol	FMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Select Communication Services Portfolio
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Communication Services Portfolio
Trading Symbol	FBMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Fidelity Advisor Materials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class C
Trading Symbol	FMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Select Biotechnology Portfolio
Shareholder Report [Line Items]
Fund Name	Biotechnology Portfolio
Class Name	Biotechnology Portfolio
Trading Symbol	FBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 5,008,216,225
Holdings Count | shares	200
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,008,216,225
Number of Holdings	200
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.2 Pharmaceuticals 7.1 Health Care Providers & Services 0.2 Health Care Technology 0.2 Life Sciences Tools & Services 0.1 Health Care Equipment & Supplies 0.0 Consumer Staples Distribution & Retail 0.0 Common Stocks 98.8 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Denmark 3.9 Netherlands 3.2 Belgium 2.0 United Kingdom 0.6 Switzerland 0.5 Canada 0.4 Ireland 0.4 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 11.0 Amgen Inc 9.7 Krystal Biotech Inc 7.4 Regeneron Pharmaceuticals Inc 5.3 Vertex Pharmaceuticals Inc 4.4 Alnylam Pharmaceuticals Inc 3.4 Gilead Sciences Inc 2.6 UCB SA 2.0 Zealand Pharma A/S 2.0 Ascendis Pharma A/S ADR 1.8 49.6
Fidelity Environment and Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environment and Alternative Energy Fund
Class Name	Fidelity® Environment and Alternative Energy Fund
Trading Symbol	FSLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 556,919,674
Holdings Count | shares	70
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$556,919,674
Number of Holdings	70
Portfolio Turnover	36%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 10.8 Automobiles 9.4 Chemicals 9.1 Electrical Equipment 8.0 Semiconductors & Semiconductor Equipment 7.9 IT Services 6.8 Building Products 6.0 Commercial Services & Supplies 5.1 Ground Transportation 4.7 Others 32.1 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 94.8 China 2.5 Japan 1.1 Denmark 0.8 Germany 0.5 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.8 Tesla Inc 8.8 Linde PLC 7.2 International Business Machines Corp 5.9 Union Pacific Corp 4.7 Prologis Inc 4.3 Eaton Corp PLC 3.8 Republic Services Inc 3.2 Trane Technologies PLC 3.1 Arista Networks Inc 2.8 54.6
Select Automotive Portfolio
Shareholder Report [Line Items]
Fund Name	Automotive Portfolio
Class Name	Automotive Portfolio
Trading Symbol	FSAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Automotive Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
Net Assets	$ 75,054,295
Holdings Count | shares	34
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$75,054,295
Number of Holdings	34
Portfolio Turnover	64%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Automobiles 53.6 Specialty Retail 21.1 Automobile Components 11.0 Commercial Services & Supplies 6.3 Distributors 4.5 Ground Transportation 1.9 Trading Companies & Distributors 0.7 Consumer Staples Distribution & Retail 0.3 Electronic Equipment, Instruments & Components 0.0 Common Stocks 99.4 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 70.9 Japan 13.4 Italy 8.1 China 4.8 Sweden 2.7 Luxembourg 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tesla Inc 11.3 O'Reilly Automotive Inc 9.0 Toyota Motor Corp ADR 9.0 General Motors Co 8.2 Ferrari NV 8.1 Aptiv PLC 4.8 AutoZone Inc 4.6 Copart Inc 4.5 Honda Motor Co Ltd ADR 4.4 Li Auto Inc ADR 4.2 68.1
Select Consumer Discretionary Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Consumer Discretionary Portfolio
Trading Symbol	FSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 471,659,584
Holdings Count | shares	60
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$471,659,584
Number of Holdings	60
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.0 Specialty Retail 23.9 Hotels, Restaurants & Leisure 19.3 Automobiles 11.7 Textiles, Apparel & Luxury Goods 8.3 Household Durables 5.4 Automobile Components 2.7 Consumer Staples Distribution & Retail 1.0 Building Products 0.8 Others 0.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 2.1 Brazil 1.0 United Kingdom 0.4 France 0.4 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.0 Home Depot Inc/The 4.8 Lowe's Cos Inc 4.7 TJX Cos Inc/The 3.7 Hilton Worldwide Holdings Inc 3.1 McDonald's Corp 2.6 Dick's Sporting Goods Inc 2.3 NIKE Inc Class B 2.3 Aptiv PLC 2.2 59.6
Fidelity Advisor Gold Fund - Class A
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class A
Trading Symbol	FGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.97%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.97%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Select Semiconductors Portfolio
Shareholder Report [Line Items]
Fund Name	Semiconductors Portfolio
Class Name	Semiconductors Portfolio
Trading Symbol	FSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 19,711,434,026
Holdings Count | shares	42
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$19,711,434,026
Number of Holdings	42
Portfolio Turnover	42%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 94.3 Technology Hardware, Storage & Peripherals 2.8 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Software 0.0 Common Stocks 97.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 78.1 Taiwan 8.1 China 6.3 Netherlands 4.9 Israel 1.6 Japan 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 24.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.7 ON Semiconductor Corp 7.2 NXP Semiconductors NV 6.3 Marvell Technology Inc 5.0 Broadcom Inc 4.9 ASML Holding NV depository receipt 4.9 Micron Technology Inc 4.9 GlobalFoundries Inc 4.8 Monolithic Power Systems Inc 4.3 74.8
Select Brokerage and Investment Management Portfolio
Shareholder Report [Line Items]
Fund Name	Brokerage and Investment Management Portfolio
Class Name	Brokerage and Investment Management Portfolio
Trading Symbol	FSLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 917,253,584
Holdings Count | shares	41
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$917,253,584
Number of Holdings	41
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Capital Markets 95.8 Financial Services 3.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 United Kingdom 1.1 Luxembourg 0.7 Grand Cayman (UK Overseas Ter) 0.6 Canada 0.5 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Moody's Corp 9.3 KKR & Co Inc Class A 6.4 S&P Global Inc 5.4 Blackstone Inc 5.2 Ares Management Corp Class A 5.1 Intercontinental Exchange Inc 5.1 Blue Owl Capital Inc Class A 5.0 BlackRock Inc 4.6 Ameriprise Financial Inc 4.4 Apollo Global Management Inc 3.9 54.4
Select Chemicals Portfolio
Shareholder Report [Line Items]
Fund Name	Chemicals Portfolio
Class Name	Chemicals Portfolio
Trading Symbol	FSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 610,081,738
Holdings Count | shares	26
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$610,081,738
Number of Holdings	26
Portfolio Turnover	2%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 99.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 97.8 Germany 2.2 Argentina 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 23.4 Sherwin-Williams Co/The 11.3 Air Products and Chemicals Inc 8.9 Ecolab Inc 5.9 Axalta Coating Systems Ltd 4.9 Element Solutions Inc 4.5 DuPont de Nemours Inc 4.3 Corteva Inc 4.1 Celanese Corp 3.8 Westlake Corp 3.5 74.6
Fidelity Advisor Communication Services Fund - Class I
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class I
Trading Symbol	FGJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Select Tech Hardware Portfolio
Shareholder Report [Line Items]
Fund Name	Tech Hardware Portfolio
Class Name	Tech Hardware Portfolio
Trading Symbol	FDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 1,022,851,445
Holdings Count | shares	34
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,022,851,445
Number of Holdings	34
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Technology Hardware, Storage & Peripherals 38.5 Communications Equipment 28.7 Software 7.9 Electronic Equipment, Instruments & Components 7.5 Entertainment 4.9 Household Durables 4.6 Semiconductors & Semiconductor Equipment 4.5 Interactive Media & Services 1.2 Common Stocks 97.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 68.2 Japan 15.5 Korea (South) 12.0 Taiwan 3.3 China 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cisco Systems Inc 12.9 Samsung Electronics Co Ltd 12.0 Apple Inc 11.0 Motorola Solutions Inc 6.9 Arista Networks Inc 6.7 Nintendo Co Ltd 4.9 Palo Alto Networks Inc 4.7 Sony Group Corp 4.6 CDW Corp/DE 4.5 FUJIFILM Holdings Corp 4.0 72.2
Fidelity Advisor Gold Fund - Class C
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class C
Trading Symbol	FGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	1.72%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.72%
Net Assets	$ 1,501,574,716
Holdings Count | shares	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.4 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 98.4 Other Investments 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Canada 60.3 United States 15.8 Brazil 10.3 Australia 6.3 United Kingdom 2.3 South Africa 1.9 China 1.5 Burkina Faso 1.3 Egypt 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd 14.8 Newmont Corp 11.6 Wheaton Precious Metals Corp 10.3 Franco-Nevada Corp 9.3 Barrick Gold Corp 4.9 Alamos Gold Inc Class A 4.1 Northern Star Resources Ltd 3.8 Osisko Gold Royalties Ltd 2.7 Anglogold Ashanti Plc 2.3 Lundin Gold Inc 2.3 66.1
Fidelity Advisor Materials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class A
Trading Symbol	FMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Fidelity Advisor Telecommunications Fund - Class M
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class M
Trading Symbol	FTUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.31%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Fidelity Advisor Telecommunications Fund - Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class A
Trading Symbol	FTUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Fidelity Advisor Communication Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class A
Trading Symbol	FGDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Select Pharmaceuticals Portfolio
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals Portfolio
Class Name	Pharmaceuticals Portfolio
Trading Symbol	FPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 1,914,838,050
Holdings Count | shares	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,914,838,050
Number of Holdings	73
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Pharmaceuticals 74.0 Biotechnology 20.4 Life Sciences Tools & Services 1.0 Health Care Equipment & Supplies 0.8 Health Care Providers & Services 0.2 Financial Services 0.1 Software 0.1 Consumer Staples Distribution & Retail 0.0 Common Stocks 96.2 Preferred Stocks 0.4 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 66.8 Denmark 13.6 United Kingdom 8.8 Belgium 5.9 Germany 3.2 Switzerland 0.6 Netherlands 0.6 Canada 0.5 Ireland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eli Lilly & Co 24.0 Novo Nordisk A/S Class B ADR 13.3 Astrazeneca PLC ADR 8.8 Bristol-Myers Squibb Co 5.1 UCB SA 4.7 GSK PLC ADR 4.5 Merck & Co Inc 4.2 Gilead Sciences Inc 3.2 Legend Biotech Corp ADR 2.5 Dyne Therapeutics Inc 2.2 72.5
Select Consumer Staples Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Consumer Staples Portfolio
Trading Symbol	FDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Select Medical Technology and Devices Portfolio
Shareholder Report [Line Items]
Fund Name	Medical Technology and Devices Portfolio
Class Name	Medical Technology and Devices Portfolio
Trading Symbol	FSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 5,352,945,554
Holdings Count | shares	64
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,352,945,554
Number of Holdings	64
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 55.0 Life Sciences Tools & Services 32.6 Health Care Technology 5.3 Biotechnology 3.5 Health Care Providers & Services 1.8 Textiles, Apparel & Luxury Goods 0.4 Financial Services 0.3 Pharmaceuticals 0.1 Common Stocks 96.6 Preferred Stocks 2.4 Preferred Securities 0.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 98.5 France 0.7 Canada 0.5 Japan 0.3 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 13.1 Danaher Corp 12.7 Thermo Fisher Scientific Inc 9.4 Intuitive Surgical Inc 8.4 Stryker Corp 6.7 Abbott Laboratories 4.8 Penumbra Inc 4.6 Insulet Corp 4.2 Veeva Systems Inc Class A 3.1 IQVIA Holdings Inc 3.1 70.1
Fidelity Advisor Telecommunications Fund - Class I
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class I
Trading Symbol	FTUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Select Enterprise Technology Services Portfolio
Shareholder Report [Line Items]
Fund Name	Enterprise Technology Services Portfolio
Class Name	Enterprise Technology Services Portfolio
Trading Symbol	FBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,702,201,601
Holdings Count | shares	34
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,702,201,601
Number of Holdings	34
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 59.5 IT Services 24.0 Professional Services 8.2 Software 4.7 Broadline Retail 1.8 Interactive Media & Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 90.8 Ireland 7.4 Germany 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Visa Inc Class A 21.6 Mastercard Inc Class A 20.4 Accenture PLC Class A 7.4 Fiserv Inc 4.9 International Business Machines Corp 3.9 Automatic Data Processing Inc 3.7 Fidelity National Information Services Inc 3.7 Gartner Inc 3.6 Block Inc Class A 3.4 Corpay Inc 3.2 75.8
Select Wireless Portfolio
Shareholder Report [Line Items]
Fund Name	Wireless Portfolio
Class Name	Wireless Portfolio
Trading Symbol	FWRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Wireless Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 339,625,936
Holdings Count | shares	41
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$339,625,936
Number of Holdings	41
Portfolio Turnover	38%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Technology Hardware, Storage & Peripherals 22.0 Diversified Telecommunication Services 18.4 Semiconductors & Semiconductor Equipment 18.2 Wireless Telecommunication Services 10.6 Specialized REITs 10.6 Communications Equipment 6.2 Interactive Media & Services 4.6 Broadline Retail 2.9 Entertainment 2.8 Others 2.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 Canada 2.7 Korea (South) 2.3 China 2.0 Belgium 2.0 Spain 1.9 Singapore 1.6 India 1.3 Finland 1.1 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 19.7 AT&T Inc 10.9 American Tower Corp 8.7 Marvell Technology Inc 7.4 QUALCOMM Inc 4.8 Motorola Solutions Inc 4.8 T-Mobile US Inc 4.6 United States Cellular Corp 3.0 Amazon.com Inc 2.9 Spotify Technology SA 2.8 69.6
Fidelity Advisor Telecommunications Fund - Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class C
Trading Symbol	FTUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.81%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.81%
Net Assets	$ 196,158,282
Holdings Count | shares	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 75.8 Wireless Telecommunication Services 12.7 Media 4.1 IT Services 0.6 Construction & Engineering 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Puerto Rico 4.0 Belgium 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 23.3 Verizon Communications Inc 19.7 Lumen Technologies Inc 6.2 Cogent Communications Holdings Inc 4.9 T-Mobile US Inc 4.8 Iridium Communications Inc 4.8 Liberty Latin America Ltd Class C 4.0 Liberty Global Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Gogo Inc 2.9 77.5
Select Leisure Portfolio
Shareholder Report [Line Items]
Fund Name	Leisure Portfolio
Class Name	Leisure Portfolio
Trading Symbol	FDLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Leisure Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 630,585,620
Holdings Count | shares	40
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$630,585,620
Number of Holdings	40
Portfolio Turnover	42%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Hotels, Restaurants & Leisure 94.8 Consumer Staples Distribution & Retail 1.4 Diversified Consumer Services 1.2 Leisure Products 1.1 Entertainment 0.6 Food Products 0.5 Financial Services 0.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.2 Canada 2.8 United Kingdom 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) McDonald's Corp 16.2 Booking Holdings Inc 10.9 Starbucks Corp 8.9 Hilton Worldwide Holdings Inc 8.1 Marriott International Inc/MD Class A1 5.8 Chipotle Mexican Grill Inc 4.8 Airbnb Inc Class A 4.8 Royal Caribbean Cruises Ltd 4.3 Yum! Brands Inc 3.8 Restaurant Brands International Inc 2.8 70.4
Fidelity Advisor Consumer Staples Fund - Class A
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class A
Trading Symbol	FDAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Fidelity Advisor Communication Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class C
Trading Symbol	FGHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.71%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.71%
Net Assets	$ 1,564,235,226
Holdings Count | shares	49
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 22.6 Media 8.0 Diversified Telecommunication Services 7.9 Broadline Retail 5.3 Ground Transportation 2.5 IT Services 0.0 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Puerto Rico 1.8 Belgium 1.3 Singapore 1.2 China 0.7 France 0.7 Japan 0.5 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 22.6 AT&T Inc 4.8 Walt Disney Co/The 4.6 Amazon.com Inc 4.6 Netflix Inc 4.6 Charter Communications Inc Class A 2.6 Uber Technologies Inc 2.5 Liberty Media Corp-Liberty Formula One Class A 2.3 Comcast Corp Class A 2.3 75.8
Select Defense and Aerospace Portfolio
Shareholder Report [Line Items]
Fund Name	Defense and Aerospace Portfolio
Class Name	Defense and Aerospace Portfolio
Trading Symbol	FSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 1,763,712,595
Holdings Count | shares	31
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,763,712,595
Number of Holdings	31
Portfolio Turnover	42%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 96.0 Metals & Mining 1.8 Professional Services 0.8 Trading Companies & Distributors 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 95.3 United Kingdom 2.2 Canada 1.0 Germany 0.8 France 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 16.0 Boeing Co 10.1 RTX Corp 9.8 Lockheed Martin Corp 8.5 General Dynamics Corp 5.7 HEICO Corp Class A 4.9 Howmet Aerospace Inc 4.9 TransDigm Group Inc 4.7 Northrop Grumman Corp 4.5 Axon Enterprise Inc 3.8 72.9
Select Transportation Portfolio
Shareholder Report [Line Items]
Fund Name	Transportation Portfolio
Class Name	Transportation Portfolio
Trading Symbol	FSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Transportation Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 541,061,408
Holdings Count | shares	40
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$541,061,408
Number of Holdings	40
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Ground Transportation 53.8 Air Freight & Logistics 20.7 Passenger Airlines 14.2 Marine Transportation 6.9 Oil, Gas & Consumable Fuels 1.5 Energy Equipment & Services 0.7 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 Panama 2.1 Greece 1.6 Canada 0.8 Italy 0.7 Brazil 0.7 Monaco 0.3 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Union Pacific Corp 18.5 Uber Technologies Inc 15.3 United Parcel Service Inc Class B 10.9 Norfolk Southern Corp 5.3 CSX Corp 4.9 FedEx Corp 4.9 Kirby Corp 4.3 Delta Air Lines Inc 3.9 Alaska Air Group Inc 2.6 SkyWest Inc 2.5 73.1
Select Health Care Services Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Services Portfolio
Class Name	Health Care Services Portfolio
Trading Symbol	FSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,395,684,497
Holdings Count | shares	30
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,395,684,497
Number of Holdings	30
Portfolio Turnover	66%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Providers & Services 99.6 Health Care Technology 0.4 Common Stocks 99.6 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 24.7 Cigna Group/The 9.4 CVS Health Corp 8.3 McKesson Corp 5.4 Humana Inc 4.4 Elevance Health Inc 4.4 Cencora Inc 4.4 Molina Healthcare Inc 3.7 Centene Corp 3.5 HCA Healthcare Inc 3.3 71.5
Select Materials Portfolio
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Materials Portfolio
Trading Symbol	FSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 849,835,612
Holdings Count | shares	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 61.6 Metals & Mining 25.3 Containers & Packaging 7.9 Construction Materials 4.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.9 Canada 6.0 Zambia 2.4 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.1 Ecolab Inc 10.2 Dow Inc 6.9 Air Products and Chemicals Inc 5.4 Freeport-McMoRan Inc 5.0 Corteva Inc 3.9 Nucor Corp 3.9 Axalta Coating Systems Ltd 3.6 Chemours Co/The 3.3 First Quantum Minerals Ltd 2.4 63.7
Select Insurance Portfolio
Shareholder Report [Line Items]
Fund Name	Insurance Portfolio
Class Name	Insurance Portfolio
Trading Symbol	FSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Insurance Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 847,602,456
Holdings Count | shares	24
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$847,602,456
Number of Holdings	24
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Insurance 92.9 Financial Services 4.9 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 98.0 Australia 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Chubb Ltd 9.9 Marsh & McLennan Cos Inc 9.7 Arthur J Gallagher & Co 9.2 Hartford Financial Services Group Inc/The 8.8 Travelers Cos Inc/The 7.7 Progressive Corp/The 4.8 Reinsurance Group of America Inc 4.8 MetLife Inc 4.7 Arch Capital Group Ltd 4.7 Brown & Brown Inc 4.6 68.9
Select Health Care Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Portfolio
Class Name	Health Care Portfolio
Trading Symbol	FSPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Health Care Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 7,810,818,412
Holdings Count | shares	105
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$7,810,818,412
Number of Holdings	105
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 24.3 Biotechnology 23.5 Health Care Providers & Services 22.5 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.5 Health Care Technology 2.1 Financial Services 0.1 Common Stocks 98.1 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Netherlands 2.7 United Kingdom 1.7 Denmark 1.5 Belgium 1.4 Canada 0.7 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 10.8 Boston Scientific Corp 9.4 Eli Lilly & Co 8.4 Danaher Corp 5.9 Regeneron Pharmaceuticals Inc 4.2 Merck & Co Inc 3.8 Penumbra Inc 3.5 Cigna Group/The 3.2 Stryker Corp 2.6 Insulet Corp 2.5 54.3
Select Construction and Housing Portfolio
Shareholder Report [Line Items]
Fund Name	Construction and Housing Portfolio
Class Name	Construction and Housing Portfolio
Trading Symbol	FSHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 815,270,742
Holdings Count | shares	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$815,270,742
Number of Holdings	52
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 33.3 Building Products 22.3 Household Durables 14.4 Residential REITs 10.8 Construction & Engineering 9.0 Construction Materials 8.7 Trading Companies & Distributors 0.4 Chemicals 0.3 Real Estate Management & Development 0.2 Ground Transportation 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Home Depot Inc/The 17.2 Lowe's Cos Inc 13.2 Trane Technologies PLC 4.9 Johnson Controls International plc 4.6 CRH PLC 3.9 Martin Marietta Materials Inc 3.1 PulteGroup Inc 2.9 Invitation Homes Inc 2.9 Quanta Services Inc 2.7 Carrier Global Corp 2.6 58.0
Select Financials Portfolio
Shareholder Report [Line Items]
Fund Name	Financials Portfolio
Class Name	Financials Portfolio
Trading Symbol	FIDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Financials Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 783,287,308
Holdings Count | shares	65
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$783,287,308
Number of Holdings	65
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.5 Financial Services 21.0 Capital Markets 20.5 Insurance 18.8 Consumer Finance 3.9 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 United Kingdom 4.0 Puerto Rico 1.8 Grand Cayman (UK Overseas Ter) 0.6 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.0 Wells Fargo & Co 6.5 Bank of America Corp 5.3 Citigroup Inc 2.9 Morgan Stanley 2.5 M&T Bank Corp 2.4 Apollo Global Management Inc 2.3 Chubb Ltd 2.3 Reinsurance Group of America Inc 2.2 Marsh & McLennan Cos Inc 2.1 38.5
Select Energy Portfolio
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Energy Portfolio
Trading Symbol	FSENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Energy Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 2,159,619,676
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,159,619,676
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.6 Energy Equipment & Services 15.5 Independent Power and Renewable Electricity Producers 1.7 Machinery 0.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 82.8 Canada 13.5 United Kingdom 3.1 Norway 0.3 France 0.1 Cameroon 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.9 Cenovus Energy Inc 5.9 Schlumberger NV 5.0 Chevron Corp 5.0 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.8 Cheniere Energy Inc 4.4 Occidental Petroleum Corp 3.6 Valero Energy Corp 3.6 Diamondback Energy Inc 3.3 65.4
Select Retailing Portfolio
Shareholder Report [Line Items]
Fund Name	Retailing Portfolio
Class Name	Retailing Portfolio
Trading Symbol	FSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Retailing Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 2,883,461,931
Holdings Count | shares	45
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,883,461,931
Number of Holdings	45
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 36.6 Broadline Retail 30.0 Consumer Staples Distribution & Retail 17.7 Textiles, Apparel & Luxury Goods 12.5 Interactive Media & Services 1.3 Household Durables 0.9 Hotels, Restaurants & Leisure 0.5 Automobile Components 0.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 4.6 Brazil 1.6 France 1.0 United Kingdom 1.0 Germany 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 25.3 Home Depot Inc/The 7.5 Walmart Inc 6.9 Lowe's Cos Inc 6.6 TJX Cos Inc/The 4.7 NIKE Inc Class B 4.2 O'Reilly Automotive Inc 3.7 Costco Wholesale Corp 2.8 Deckers Outdoor Corp 2.7 BJ's Wholesale Club Holdings Inc 2.6 67.0
Fidelity Advisor Consumer Staples Fund - Class I
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class I
Trading Symbol	FDIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,405,206,341
Holdings Count | shares	39
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 39.6 Household Products 18.8 Food Products 14.3 Consumer Staples Distribution & Retail 10.8 Personal Care Products 9.7 Tobacco 6.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 United Kingdom 4.8 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.2 Procter & Gamble Co/The 14.2 Keurig Dr Pepper Inc 9.8 Kenvue Inc 6.3 Walmart Inc 5.5 Philip Morris International Inc 4.2 Monster Beverage Corp 3.9 Energizer Holdings Inc 3.8 PepsiCo Inc 3.6 Estee Lauder Cos Inc/The Class A 3.4 68.9
Select Technology Portfolio
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Technology Portfolio
Trading Symbol	FSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Technology Portfolio for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 15,833,587,650
Holdings Count | shares	92
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$15,833,587,650
Number of Holdings	92
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 42.0 Software 21.1 Technology Hardware, Storage & Peripherals 20.4 IT Services 4.0 Communications Equipment 2.3 Ground Transportation 2.3 Broadline Retail 1.6 Electronic Equipment, Instruments & Components 0.8 Entertainment 0.6 Others 0.6 Common Stocks 94.8 Preferred Stocks 0.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 China 4.0 Taiwan 2.0 Canada 1.3 Netherlands 1.2 United Kingdom 0.1 Estonia 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.4 Apple Inc 18.7 Microsoft Corp 10.7 Marvell Technology Inc 4.3 ON Semiconductor Corp 4.3 Servicenow Inc 4.1 NXP Semiconductors NV 3.9 Salesforce Inc 2.8 GlobalFoundries Inc 2.6 Okta Inc Class A 2.6 74.4